Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.0%
21,057		iShares 20+ Year Treasury Bond ETF	$ 3,013,678	2 .1
20,017		iShares Russell 2000 ETF	4,369,911	3 .0
52,830		Vanguard Global ex-U.S. Real Estate ETF	2,887,160	2 .0
49,074		Vanguard Real Estate ETF	4,312,132	2 .9
57,228		Vanguard Russell 1000 Value ETF	7,209,584	5 .0

		Total Exchange-Traded Funds
		(Cost $18,405,717)	21,792,465	15 .0

MUTUAL FUNDS: 83.1%
		Affiliated Investment Companies: 58.8%
484,188		Voya Floating Rate Fund - Class I	4,386,745	3 .0
1,191,494		Voya Global Bond Fund - Class R6	11,700,469	8 .1
1,821,810		Voya High Yield Bond Fund - Class R6	14,610,914	10 .1
706,282		Voya Intermediate Bond Fund - Class R6	7,352,390	5 .1
49,222	(1)	Voya MidCap Opportunities Fund - Class R6	1,469,783	1 .0
914,369		Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,962,421	9 .7
1,485,756		Voya Multi-Manager International Equity Fund - Class I	20,131,991	13 .9
980,802		Voya Multi-Manager International Factors Fund - Class I	10,043,409	6 .9
140,483		Voya Multi-Manager Mid Cap Value Fund - Class I	1,449,781	1 .0
			85,107,903	58 .8

		Unaffiliated Investment Companies: 24.3%
839,553		TIAA-CREF S&P 500 Index Fund - Class I	35,202,444	24 .3

		Total Mutual Funds
		(Cost $97,183,521)	120,310,347	83 .1

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
2,517		Chase Funding Trust Series 2003-5 2A2, 0.718%, (US0001M + 0.600%), 07/25/2033	2,435	0 .0
13,821	(2),(3)	Credit-Based Asset Servicing and Securitization LLC 2007-SP1 A4, 4.943%, 12/25/2037	$ 14,162	0 .0

		Total Asset-Backed Securities
		(Cost $16,338)	16,597	0 .0

		Total Long-Term Investments
		(Cost $115,605,576)	142,119,409	98 .1

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.0%
		Mutual Funds: 0.0%
7,273	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
		(Cost $7,273)	7,273	0 .0

		Total Short-Term Investments
		(Cost $7,273)	7,273	0 .0

		Total Investments in Securities (Cost $115,612,849)	$ 142,126,682	98 .1
		Assets in Excess of Other Liabilities	2,703,098	1 .9
		Net Assets	$ 144,829,780	100 .0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Variable rate security. Rate shown is the rate in effect as of February 28, 2021.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Rate shown is the 7-day yield as of February 28, 2021.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,792,465	$–	$–	$21,792,465
Mutual Funds	120,310,347	–	–	120,310,347
Asset-Backed Securities	–	16,597	–	16,597
Short-Term Investments	7,273	–	–	7,273
Total Investments, at fair value	$142,110,085	$16,597	$–	$142,126,682
Other Financial Instruments+
Forward Foreign Currency Contracts	–	156,737	–	156,737
Futures	871,009	–	–	871,009
Total Assets	$142,981,094	$173,334	$–	$143,154,428
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(230,400)	$–	$(230,400)
Futures	(385,624)	–	–	(385,624)
OTC Swaps	–	(569,940)	–	(569,940)
Total Liabilities	$(385,624)	$(800,340)	$–	$(1,185,964)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At February 28, 2021, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 4,028,403	CHF 3,600,000	Bank of America N.A.	03/03/21	$70,708
CAD 2,700,000	USD 2,108,629	Brown Brothers Harriman & Co.	03/03/21	13,018
SEK 47,600,000	USD 5,658,408	Brown Brothers Harriman & Co.	03/03/21	(21,126)
USD 1,985,733	JPY 208,300,000	Brown Brothers Harriman & Co.	03/03/21	31,583
AUD 2,100,000	USD 1,602,378	Citibank N.A.	03/03/21	13,474
SGD 4,800,000	USD 3,604,591	Citibank N.A.	03/03/21	(4,784)
USD 3,873,105	EUR 3,200,000	Citibank N.A.	03/03/21	12,040
NOK 31,500,000	USD 3,674,155	Morgan Stanley Capital Services LLC	03/03/21	(41,189)
NZD 3,000,000	USD 2,151,732	Morgan Stanley Capital Services LLC	03/03/21	15,914
USD 8,892,591	GBP 6,500,000	Morgan Stanley Capital Services LLC	03/03/21	(163,301)
				$(73,663)

At February 28, 2021, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	27	03/19/21	$2,968,920	$384,972
Mini MSCI Emerging Markets Index	86	03/19/21	5,753,830	357,483
Tokyo Price Index (TOPIX)	32	03/11/21	5,630,283	128,554
			$14,353,033	$871,009
Short Contracts:
EURO STOXX 50® Index	(170)	03/19/21	(7,439,461)	(209,758)
S&P 500® E-Mini	(34)	03/19/21	(6,475,640)	(175,866)
			$(13,915,101)	$(385,624)

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

At February 28, 2021, the following OTC total return swaps were outstanding for Voya Global Multi-Asset Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	iShares S&P 500 Value ETF	At Maturity	US0001M + 0.28%	At Maturity	Goldman Sachs International	03/01/21	USD 7,896,883	$(393,856)	$–	$(393,856)
Receive	iShares S&P 500 Growth ETF	At Maturity	US0001M + 0.28%	At Maturity	Wells Fargo	03/01/21	USD 7,897,317	(176,084)	–	(176,084)
								$(569,940)	$–	$(569,940)

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$3,587,961	$696,558	$(161,874)	$264,100	$4,386,745	$99,721	$(18,077)	$-
Voya Global Bond Fund - Class R6	9,630,551	2,046,470	(435,565)	459,013	11,700,469	304,385	4,594	-
Voya High Yield Bond Fund - Class R6	12,022,552	2,185,395	(480,125)	883,092	14,610,914	549,076	(11,447)	-
Voya Intermediate Bond Fund - Class R6	9,117,228	1,859,049	(3,484,219)	(139,668)	7,352,390	211,999	70,835	109,519
Voya MidCap Opportunities Fund - Class R6	1,276,390	223,388	(168,948)	138,953	1,469,783	–	120,818	223,388
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,943,695	905,120	(1,970,710)	4,084,316	13,962,421	116,821	68,524	387,481
Voya Multi-Manager International Equity Fund - Class I	17,613,476	886,015	(3,398,479)	5,030,979	20,131,991	181,841	404,187	629,174
Voya Multi-Manager International Factors Fund - Class I	8,729,876	455,694	(999,806)	1,857,645	10,043,409	279,272	32,314	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,288,897	61,761	(294,681)	393,804	1,449,781	15,334	(6,863)	46,427
Voya Strategic Income Opportunities Fund - Class R6	1,781,877	139,321	(1,979,088)	57,890	–	33,698	1,530	-
	$75,992,503	$9,458,771	$(13,373,495)	$13,030,124	$85,107,903	$1,792,147	$666,415	$1,395,989

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $119,068,201.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$25,881,557
Gross Unrealized Depreciation	(3,085,014)
Net Unrealized Appreciation	$22,796,543